UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6398

Fidelity New York Municipal Trust II
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210
 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	July 31, 2015

Item 1. Reports to Stockholders

Contents Shareholder Expense Example Investment Changes/Performance (Unaudited) Investments July 31, 2015 (Unaudited) Financial Statements Notes to Financial Statements Contents Shareholder Expense Example Investment Changes/Performance (Unaudited) Investments July 31, 2015 (Unaudited) Financial Statements Notes to Financial Statements

Fidelity®

New York Municipal
Money Market
Fund

Semiannual Report

July 31, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes/ Performance	(Click Here)	A summary of major shifts in the fund's investments over the past six months and one year.
Investments	(Click Here)	A complete list of the fund's investments.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2015 to July 31, 2015).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value February 1, 2015	Ending Account Value July 31, 2015	Expenses Paid During Period* February 1, 2015 to July 31, 2015
Actual	.07%	$ 1,000.00	$ 1,000.05	$ .35
HypotheticalA		$ 1,000.00	$ 1,024.45	$ .35

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes/Performance (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 7/31/15	% of fund's investments 1/31/15	% of fund's investments 7/31/14
1 - 7	71.0	69.4	77.4
8 - 30	3.2	3.6	4.3
31 - 60	7.9	5.5	2.2
61 - 90	5.0	2.6	4.3
91 - 180	2.1	14.5	4.4
> 180	10.8	4.4	7.4
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	7/31/15	1/31/15	7/31/14
Fidelity New York Municipal Money Market Fund	42 Days	41 Days	36 Days
New York Tax-Free Money Market Funds Average*	37 Days	34 Days	37 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	7/31/15	1/31/15	7/31/14
Fidelity New York Municipal Money Market Fund	43 Days	41 Days	36 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

* Source: iMoneyNet, Inc.
Asset Allocation (% of fund's net assets)
As of July 31, 2015	As of January 31, 2015
Variable Rate Demand Notes (VRDNs) 65.9%	Variable Rate Demand Notes (VRDNs) 68.1%
Other Municipal Debt 32.8%	Other Municipal Debt 31.9%
Investment Companies 1.7%	Investment Companies 0.2%
Net Other Assets (Liabilities)† (0.4)%	Net Other Assets (Liabilities)† (0.2)%

† Net Other Assets (Liabilities) are not included in the pie chart.
Current and Historical Seven-Day Yields
	7/31/15	4/30/15	1/31/15	10/31/14	7/31/14
Fidelity New York Municipal Money Market Fund	0.01%	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the Fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending July 31, 2015, the most recent period shown in the table, would have been -0.40%.

Semiannual Report

Investments July 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 65.9%
	Principal Amount	Value
Alabama - 0.2%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.24% 8/7/15, VRDN (c)(f)	$ 3,200,000	$ 3,200,000
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Series 2007 C, 0.05% 8/7/15, VRDN (c)	5,750,000	5,750,000
		8,950,000
Arizona - 0.0%
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 0.26% 8/7/15, VRDN (c)	1,900,000	1,900,000
Arkansas - 0.1%
Osceola Solid Waste Disp. Rev. (Plum Point Energy Associates, LLC Proj.) Series 2006, 0.25% 8/7/15, LOC Royal Bank of Scotland PLC, VRDN (c)(f)	4,600,000	4,600,000
Delaware - 0.0%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1987, 0.14% 8/3/15, VRDN (c)(f)	300,000	300,000
Series 1994, 0.14% 8/3/15, VRDN (c)(f)	1,100,000	1,100,000
		1,400,000
Florida - 0.2%
Jacksonville Econ. Dev. Commission Indl. Dev. Rev. (STI Proj.) Series 2002, 0.04% 8/7/15, LOC HSBC Bank U.S.A., NA, VRDN (c)(f)	7,350,000	7,350,000
Tamarac Indl. Dev. Rev. (Fazio Hldgs. LP Proj.) Series 2000, 0.2% 8/7/15, LOC Wells Fargo Bank NA, VRDN (c)(f)	400,000	400,000
		7,750,000
Georgia - 0.1%
Kennesaw Dev. Auth. Multi-family Hsg. Rev. (Alta Ridenour Apts. Proj.) Series 2008, 0.04% 8/7/15, LOC Freddie Mac, VRDN (c)(f)	6,930,000	6,930,000
Louisiana - 0.0%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 B1, 0.23% 8/7/15, VRDN (c)	2,000,000	2,000,000
Montana - 0.1%
Forsyth Poll. Cont. Rev. Series 2008 A, 0.15% 8/7/15, VRDN (c)(f)	3,450,000	3,450,000
Nebraska - 0.1%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 0.24% 8/7/15, VRDN (c)(f)	3,200,000	3,200,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New Jersey - 0.1%
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.):
Series 2003 B1, 0.16% 8/7/15, VRDN (c)	$ 1,600,000	$ 1,600,000
Series 2012 A, 0.16% 8/7/15, VRDN (c)(f)	3,100,000	3,100,000
		4,700,000
New York - 60.7%
Albany Indl. Dev. Agcy. Ind. Dev. 0.47% 8/7/15, LOC HSBC Bank U.S.A., NA, VRDN (c)(f)	630,000	630,000
Barclays Bank PLC Participating VRDN Series BC 11 11B, 0.06% 8/7/15 (Liquidity Facility Barclays Bank PLC) (c)(g)	6,240,000	6,239,144
Build NYC Resource Corp. Rev. (The Asia Society Proj.) Series 2015, 0.02% 8/7/15, LOC TD Banknorth, NA, VRDN (c)	4,795,000	4,795,000
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 1A, 0.05% 8/7/15, LOC Bayerische Landesbank Girozentrale, VRDN (c)	47,200,000	47,200,000
Series 2012 C, 0.03% 8/7/15, LOC Barclays Bank PLC, VRDN (c)	21,500,000	21,500,000
Nassau Health Care Corp. Rev. Series 2009 D2, 0.01% 8/7/15, LOC JPMorgan Chase Bank, VRDN (c)	27,775,000	27,775,000
New York City Gen. Oblig.:
Participating VRDN:
Series 15 XF0092, 0.03% 8/7/15 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	14,175,000	14,175,000
Series 15 ZF0197, 0.03% 8/7/15 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	2,500,000	2,500,000
Series 15 ZF0201, 0.03% 8/7/15 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	3,435,000	3,435,000
Series BC 13 19U, 0.06% 8/7/15 (Liquidity Facility Barclays Bank PLC) (c)(g)	5,325,000	5,325,000
Series MS 3324, 0.02% 8/7/15 (Liquidity Facility Cr. Suisse AG) (c)(g)	6,650,000	6,650,000
Series Putters 14 0013, 0.03% 8/7/15 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	3,330,000	3,330,000
Series Putters 3118, 0.03% 8/7/15 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	5,180,000	5,180,000
Series Putters 3793, 0.03% 8/7/15 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	5,000,000	5,000,000
Series Putters 4345, 0.03% 8/7/15 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	3,750,000	3,750,000
Series ROC II R 14045, 0.02% 8/7/15 (Liquidity Facility Citibank NA) (c)(g)	11,350,000	11,350,000
Series 2004 A2, 0.02% 8/7/15, LOC Bank of America NA, VRDN (c)	52,700,000	52,700,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York - continued
New York City Gen. Oblig.: - continued
Series 2004 H2 0.02% 8/7/15, LOC California Pub. Employees Retirement Sys., VRDN (c)	$ 22,905,000	$ 22,905,000
Series 2006 I4, 0.01% 8/3/15 (Liquidity Facility California Pub. Employees Retirement Sys.), VRDN (c)	29,100,000	29,100,000
Series 2008 J5, 0.01% 8/3/15 (Liquidity Facility Bank of America NA), VRDN (c)	3,000,000	3,000,000
Series 2010 G4, 0.03% 8/7/15 (Liquidity Facility Barclays Bank PLC), VRDN (c)	76,900,000	76,900,000
Series 2011 A4, 0.02% 8/7/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (c)	13,700,000	13,700,000
Series 2012 D3A, 0.01% 8/3/15, LOC California Pub. Employees Retirement Sys., VRDN (c)	2,115,000	2,115,000
Series 2013 A3, 0.01% 8/3/15 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (c)	6,600,000	6,600,000
Series 2013 F3, 0.01% 8/3/15 (Liquidity Facility Bank of America NA), VRDN (c)	42,900,000	42,900,000
Series 2014 D3, 0.01% 8/3/15 (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	6,600,000	6,600,000
Series 2014 D4, 0.01% 8/3/15, LOC TD Banknorth, NA, VRDN (c)	1,000,000	1,000,000
Series 2015 F6, 0.01% 8/3/15 (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	57,000,000	57,000,000
Series D5, 0.01% 8/3/15, LOC PNC Bank NA, VRDN (c)	7,500,000	7,500,000
Series H2, 0.01% 8/3/15 (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	21,100,000	21,100,000
New York City Hsg. Dev. Corp. Multi-family Hsg. Mtg. Rev. (The Crest Proj.) Series 2005 A, 0.03% 8/7/15, LOC Landesbank Hessen-Thuringen, VRDN (c)	47,300,000	47,300,000
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev.:
(15 East Clark Place Apts. Proj.) Series A, 0.02% 8/7/15, LOC JPMorgan Chase Bank, VRDN (c)(f)	5,430,000	5,430,000
(Aldus Street Apts. Proj.) Series A, 0.04% 8/7/15, LOC Fannie Mae, VRDN (c)(f)	6,035,000	6,035,000
(Beacon Mews Dev. Proj.) Series 2006 A, 0.04% 8/7/15, LOC Citibank NA, VRDN (c)(f)	15,500,000	15,500,000
(Grace Towers Dev. Proj.) Series 2005 A, 0.03% 8/7/15, LOC Citibank NA, VRDN (c)(f)	10,000,000	10,000,000
(La Casa del Sol Proj.) Series 2005 A, 0.03% 8/7/15, LOC Citibank NA, VRDN (c)(f)	4,550,000	4,550,000
(Manhattan Court Dev. Proj.) Series A, 0.05% 8/7/15, LOC Citibank NA, VRDN (c)(f)	1,000,000	1,000,000
(Peter Cintron Apts. Proj.) Series C, 0.04% 8/7/15, LOC Fannie Mae, VRDN (c)(f)	3,700,000	3,700,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York - continued
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev.: - continued
(Related-Upper East Proj.) Series A, 0.03% 8/7/15, LOC Landesbank Baden-Wuert, VRDN (c)(f)	$ 17,200,000	$ 17,200,000
(Spring Creek Hsg. Proj.) Series 2006 A, 0.02% 8/7/15, LOC Freddie Mac, VRDN (c)(f)	21,000,000	21,000,000
(State Renaissance Court Proj.) Series A, 0.04% 8/7/15, LOC Freddie Mac, VRDN (c)(f)	6,500,000	6,500,000
(Urban Horizons II Dev. Proj.) Series 2005 A, 0.03% 8/7/15, LOC Citibank NA, VRDN (c)(f)	5,465,000	5,465,000
(West 48th Street Dev. Proj.) Series 2001 A, 0.02% 8/7/15, LOC Fannie Mae, VRDN (c)(f)	6,000,000	6,000,000
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev.:
(Morris Avenue Apts. Proj.) Series A, 0.02% 8/7/15, LOC Fannie Mae, VRDN (c)(f)	13,600,000	13,600,000
(One Columbus Place Dev. Proj.) Series A, 0.02% 8/7/15, LOC Fannie Mae, VRDN (c)(f)	49,200,000	49,200,000
New York City Indl. Dev. Agcy. Civic Facility Rev. (Planned Parenthood Proj.) 0.1% 8/7/15, VRDN (c)	2,840,000	2,840,000
New York City Indl. Dev. Agcy. Indl. Dev. Rev. (Tiago Hldgs., LLC Proj.) Series 2007, 0.05% 8/7/15, LOC Lloyds Bank PLC, VRDN (c)(f)	40,000,000	40,000,000
New York City Indl. Dev. Agcy. Solid Waste Facility Rev. (U.S.A. Waste Svcs. Proj.) 0.04% 8/7/15, LOC JPMorgan Chase Bank, VRDN (c)(f)	18,600,000	18,600,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN:
Series 15 XF0097, 0.03% 8/7/15 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	2,515,000	2,515,000
Series 15 XF0128, 0.03% 8/7/15 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	8,940,000	8,940,000
Series 15 XF0129, 0.03% 8/7/15 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	23,535,000	23,535,000
Series 2015 ZF0207, 0.03% 8/7/15 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	4,000,000	4,000,000
Series BA 08 1206, 0.1% 8/7/15 (Liquidity Facility Deutsche Bank AG New York Branch) (c)(g)	9,000,000	9,000,000
Series BC 13 16U, 0.06% 8/7/15 (Liquidity Facility Barclays Bank PLC) (c)(g)	4,000,000	4,000,000
Series BC 13 3WX, 0.06% 8/7/15 (Liquidity Facility Barclays Bank PLC) (c)(g)	8,125,000	8,125,000
Series EGL 06 74 Class A, 0.03% 8/7/15 (Liquidity Facility Citibank NA) (c)(g)	13,000,000	13,000,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.: - continued
Participating VRDN:
Series EGL 09 46A, 0.02% 8/7/15 (Liquidity Facility Citibank NA) (c)(g)	$ 9,900,000	$ 9,900,000
Series EGL 14 0043, 0.04% 8/7/15 (Liquidity Facility Citibank NA) (c)(g)	5,000,000	5,000,000
Series Floaters 3129, 0.02% 8/7/15 (Liquidity Facility Cr. Suisse AG) (c)(g)	24,860,000	24,860,000
Series MS 3362, 0.03% 8/7/15 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(g)	5,000,000	5,000,000
Series MS 3373, 0.03% 8/7/15 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(g)	5,980,000	5,980,000
Series Putters 15 XM0002, 0.03% 8/7/15 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	18,030,000	18,030,000
Series Putters 3223, 0.03% 8/7/15 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	1,670,000	1,670,000
Series Putters 3384, 0.03% 8/7/15 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	1,875,000	1,875,000
Series Putters 3496Z, 0.03% 8/7/15 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	7,050,000	7,050,000
Series Putters 3497Z, 0.03% 8/7/15 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	13,025,000	13,025,000
Series Putters 4378, 0.03% 8/7/15 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	4,715,000	4,715,000
Series RBC O 23, 0.02% 8/7/15 (Liquidity Facility Royal Bank of Canada) (c)(g)	8,265,000	8,265,000
Series ROC II R 11916, 0.03% 8/7/15 (Liquidity Facility Citibank NA) (c)(g)	5,015,000	5,015,000
Series ROC II R 11931, 0.02% 8/7/15 (Liquidity Facility Citibank NA) (c)(g)	6,815,000	6,815,000
Series ROC II R 11966, 0.02% 8/7/15 (Liquidity Facility Citibank NA) (c)(g)	10,000,000	10,000,000
Series 2001 F1, 0.01% 8/3/15 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (c)	17,700,000	17,700,000
Series 2006 AA-1B, 0.01% 8/3/15 (Liquidity Facility California Teachers Retirement Sys.), VRDN (c)	4,800,000	4,800,000
Series 2011 DD, 0.01% 8/3/15 (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	14,500,000	14,500,000
Series 2011 DD-3A, 0.01% 8/3/15 (Liquidity Facility U.S. Bank NA, Cincinnati), VRDN (c)	3,070,000	3,070,000
Series 2012 B3, 0.01% 8/3/15 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (c)	3,500,000	3,500,000
Series 2013 AA-1, 0.01% 8/3/15 (Liquidity Facility PNC Bank NA), VRDN (c)	5,900,000	5,900,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.: - continued
Series 2014 BB4, 0.01% 8/3/15 (Liquidity Facility Wells Fargo Bank NA), VRDN (c)	$ 1,900,000	$ 1,900,000
Series 2015 BB3, 0.02% 8/7/15 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (c)	3,700,000	3,700,000
New York City Transitional Fin. Auth. Rev.:
Participating VRDN:
Series 2014 XM0029, 0.02% 8/7/15 (Liquidity Facility Royal Bank of Canada New York Branch) (c)(g)	3,270,000	3,270,000
Series 2015 ZF0185, 0.03% 8/7/15 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	3,125,000	3,125,000
Series BC 11 7B, 0.06% 8/7/15 (Liquidity Facility Barclays Bank PLC) (c)(g)	1,000,000	1,000,000
Series BC 11 8B, 0.06% 8/7/15 (Liquidity Facility Barclays Bank PLC) (c)(g)	9,300,000	9,300,000
Series MS 3358, 0.03% 8/7/15 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(g)	5,165,000	5,165,000
Series MS 3399, 0.03% 8/7/15 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(g)	2,115,000	2,115,000
Series Putters 3544, 0.03% 8/7/15 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	10,655,000	10,655,000
Series Putters 4043, 0.01% 8/3/15 (Liquidity Facility JPMorgan Chase & Co.) (c)(g)	2,730,000	2,730,000
Series Putters 4084Z, 0.03% 8/7/15 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	3,850,000	3,850,000
Series Putters 4331, 0.03% 8/7/15 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	3,240,000	3,240,000
Series Putters 4399, 0.03% 8/7/15 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	5,000,000	5,000,000
Series RBC O 65, 0.02% 8/7/15 (Liquidity Facility Royal Bank of Canada) (c)(g)	4,500,000	4,500,000
Series ROC II R 11994, 0.03% 8/7/15 (Liquidity Facility Citibank NA) (c)(g)	8,880,000	8,880,000
Series ROC II R 14082, 0.04% 8/7/15 (Liquidity Facility Citibank NA) (c)(g)	6,380,000	6,380,000
Series 2003 1A, 0.01% 8/7/15 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (c)	2,480,000	2,480,000
Series 2003 A2, 0.01% 8/3/15 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (c)	64,000,000	64,000,000
Series 2003 A3, 0.02% 8/7/15 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (c)	13,800,000	13,800,000
Series 2003 C1, 0.01% 8/3/15 (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	7,900,000	7,900,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York - continued
New York City Transitional Fin. Auth. Rev.: - continued
Series 2003 C2, 0.01% 8/3/15 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (c)	$ 6,300,000	$ 6,300,000
Series 2014 B3, 0.01% 8/3/15 (Liquidity Facility Barclays Bank PLC), VRDN (c)	11,465,000	11,465,000
Series 2015 E4, 0.01% 8/3/15 (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	2,000,000	2,000,000
New York City Trust Cultural Resources Rev.:
(Alvin Ailey Dance Foundation, Inc. Proj.) Series 2003, 0.02% 8/7/15, LOC Citibank NA, VRDN (c)	11,510,000	11,510,000
(The New York Botanical Garden Proj.) Series 2009 A, 0.01% 8/7/15, LOC JPMorgan Chase Bank, VRDN (c)	2,875,000	2,875,000
Participating VRDN Series ROC II R 11927, 0.03% 8/7/15 (Liquidity Facility Citibank NA) (c)(g)	6,000,000	6,000,000
New York Dorm. Auth. Personal Income Tax Rev. Participating VRDN:
Series 3792Z, 0.03% 8/7/15 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	6,365,000	6,365,000
Series MS 3275, 0.03% 8/7/15 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(g)	10,000,000	10,000,000
Series Putters 14 0014, 0.03% 8/7/15 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	10,000,000	10,000,000
Series Putters 3281Z, 0.03% 8/7/15 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	6,120,000	6,120,000
Series Putters 3518, 0.03% 8/7/15 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	12,685,000	12,685,000
Series ROC II R 11984, 0.02% 8/7/15 (Liquidity Facility Citibank NA) (c)(g)	5,000,000	5,000,000
New York Dorm. Auth. Revs.:
(Catholic Heath Sys. Obligated Group Proj.) Series 2008, 0.02% 8/7/15, LOC HSBC Bank U.S.A., NA, VRDN (c)	2,935,000	2,935,000
(City Univ. Proj.) Series 2008 D, 0.02% 8/7/15, LOC TD Banknorth, NA, VRDN (c)	3,000,000	3,000,000
(College of New Rochelle Proj.) Series 2008, 0.05% 8/7/15, LOC RBS Citizens NA, VRDN (c)	12,760,000	12,760,000
(The Culinary Institute of America Proj.):
Series 2004 C, 0.02% 8/7/15, LOC TD Banknorth, NA, VRDN (c)	9,825,000	9,825,000
Series 2006, 0.02% 8/7/15, LOC TD Banknorth, NA, VRDN (c)	6,075,000	6,075,000
Participating VRDN:
ROC II R 11944, 0.02% 8/7/15 (Liquidity Facility Citibank NA) (c)(g)	11,400,000	11,400,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York - continued
New York Dorm. Auth. Revs.: - continued
Participating VRDN:
Series EGL 07 0002, 0.02% 8/7/15 (Liquidity Facility Citibank NA) (c)(g)	$ 11,950,000	$ 11,950,000
Series EGL 07 0066, 0.02% 8/7/15 (Liquidity Facility Citibank NA) (c)(g)	4,000,000	4,000,000
Series Putters 1955, 0.03% 8/7/15 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	6,440,000	6,440,000
Series Putters 3382, 0.03% 8/7/15 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	4,995,000	4,995,000
Series Putters 3383, 0.03% 8/7/15 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	14,995,000	14,995,000
Series Putters 3803, 0.03% 8/7/15 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	6,000,000	6,000,000
Series ROC II R 11722, 0.02% 8/7/15 (Liquidity Facility Citibank NA) (c)(g)	9,870,000	9,870,000
Series ROC II R 11955, 0.02% 8/7/15 (Liquidity Facility Citibank NA) (c)(g)	9,000,000	9,000,000
Series ROC II R 11975, 0.02% 8/7/15 (Liquidity Facility Citibank NA) (c)(g)	5,290,000	5,290,000
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Participating VRDN:
Series BC 12 9 W, 0.06% 8/7/15 (Liquidity Facility Barclays Bank PLC) (c)(g)	4,100,000	4,099,988
Series Putters 3376, 0.03% 8/7/15 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	4,450,000	4,450,000
New York Envir. Facilities Corp. State Personal Income Tax Rev. Participating VRDN Series 15 XF0086, 0.03% 8/7/15 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	2,005,000	2,005,000
New York Hsg. Fin. Agcy. Rev.:
(125 West 31st Street Proj.) Series 2005 A, 0.02% 8/7/15, LOC Fannie Mae, VRDN (c)(f)	49,200,000	49,200,000
(150 East 44th Street Hsg. Proj.) Series 2000 A, 0.03% 8/7/15, LOC Fannie Mae, VRDN (c)(f)	3,250,000	3,250,000
(1500 Lexington Avenue Proj.) Series A, 0.03% 8/7/15, LOC Fannie Mae, VRDN (c)(f)	30,000,000	30,000,000
(250 West 50th Street Hsg. Proj.) Series 1997 A, 0.02% 8/7/15, LOC Fannie Mae, VRDN (c)(f)	87,005,000	87,005,000
(316 Eleventh Ave. Hsg. Proj.) Series 2007 A, 0.02% 8/7/15, LOC Fannie Mae, VRDN (c)(f)	43,000,000	43,000,000
(350 West 43rd Street Hsg. Proj.):
Series 2001 A, 0.02% 8/3/15, LOC Landesbank Hessen-Thuringen, VRDN (c)(f)	26,000,000	26,000,000
Series 2002 A, 0.02% 8/3/15, LOC Landesbank Hessen-Thuringen, VRDN (c)(f)	34,090,000	34,090,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York - continued
New York Hsg. Fin. Agcy. Rev.: - continued
(455 West 37th Street Hsg. Proj.) Series A, 0.02% 8/3/15, LOC Landesbank Hessen-Thuringen, VRDN (c)(f)	$ 17,500,000	$ 17,500,000
(505 West 37th Street Proj.):
Series 2008 A, 0.03% 8/3/15, LOC Landesbank Hessen-Thuringen, VRDN (c)(f)	46,000,000	46,000,000
Series 2009 A, 0.02% 8/3/15, LOC Landesbank Hessen-Thuringen, VRDN (c)	27,700,000	27,700,000
Series 2009 B, 0.02% 8/3/15, LOC Landesbank Hessen-Thuringen, VRDN (c)	27,700,000	27,700,000
(600 West and 42nd St. Hsg. Proj.):
Series 2007 A:
0.02% 8/7/15, LOC Fannie Mae, VRDN (c)(f)	182,235,000	182,235,001
0.04% 8/7/15, LOC Freddie Mac, VRDN (c)(f)	20,000,000	20,000,000
Series 2008 A:
0.03% 8/7/15, LOC Freddie Mac, VRDN (c)(f)	18,900,000	18,900,000
0.04% 8/7/15, LOC Landesbank Hessen-Thuringen, VRDN (c)(f)	5,090,000	5,090,000
(80 DeKalb Ave. Hsg. Proj.):
Series 2009 A, 0.03% 8/7/15, LOC Landesbank Hessen-Thuringen, VRDN (c)	31,700,000	31,700,000
Series 2009 B, 0.03% 8/7/15, LOC Landesbank Hessen-Thuringen, VRDN (c)	17,760,000	17,760,000
(900 Eighth Avenue Hsg. Proj.) Series 2002 A, 0.02% 8/7/15, LOC Fannie Mae, VRDN (c)(f)	30,500,000	30,500,000
(Chelsea Apts. Proj.) Series 2003 A, 0.03% 8/7/15, LOC Fannie Mae, VRDN (c)(f)	45,000,000	45,000,000
(Clinton Green North Hsg. Proj.):
Series 2005 A, 0.02% 8/7/15, LOC Freddie Mac, VRDN (c)(f)	40,000,000	40,000,000
Series 2006 A, 0.02% 8/7/15, LOC Freddie Mac, VRDN (c)(f)	47,000,000	47,000,000
(Clinton Green South Hsg. Proj.) Series 2006 A, 0.02% 8/7/15, LOC Freddie Mac, VRDN (c)(f)	46,500,000	46,500,000
(Helena Hsg. Proj.) Series 2003 A, 0.02% 8/7/15, LOC Fannie Mae, VRDN (c)(f)	33,000,000	33,000,000
(Normandie Court II Hsg. Proj.) Series 1999 A, 0.02% 8/7/15, LOC Freddie Mac, VRDN (c)(f)	30,470,000	30,470,000
(Saville Hsg. Proj.) Series 2002 A, 0.02% 8/7/15, LOC Freddie Mac, VRDN (c)(f)	22,000,000	22,000,000
(Sea Park East Hsg. Proj.) Series 2004 A, 0.06% 8/7/15, LOC Freddie Mac, VRDN (c)(f)	13,300,000	13,300,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York - continued
New York Hsg. Fin. Agcy. Rev.: - continued
(Sea Park West Hsg. Proj.) Series 2004 A, 0.06% 8/7/15, LOC Freddie Mac, VRDN (c)(f)	$ 2,800,000	$ 2,800,000
(South Cove Plaza Proj.) Series A, 0.03% 8/7/15, LOC Freddie Mac, VRDN (c)(f)	4,000,000	4,000,000
(Taconic West 17th St. Proj.) Series 2009 A, 0.02% 8/7/15, LOC Fannie Mae, VRDN (c)	9,625,000	9,625,000
(Talleyrand Crescent Hsg. Proj.) Series A, 0.03% 8/7/15, LOC Fannie Mae, VRDN (c)(f)	28,320,000	28,320,000
(Union Square South Proj.) Series 1996 A, 0.02% 8/7/15, LOC Fannie Mae, VRDN (c)(f)	41,550,000	41,550,000
Series 1997 A, 0.02% 8/7/15, LOC Fannie Mae, VRDN (c)(f)	18,000,000	18,000,000
Series 2001 A, 0.02% 8/7/15, LOC Freddie Mac, VRDN (c)(f)	7,700,000	7,700,000
Series 2002 A, 0.02% 8/7/15, LOC Freddie Mac, VRDN (c)(f)	13,000,000	13,000,000
Series 2004 A, 0.02% 8/7/15, LOC Fannie Mae, VRDN (c)(f)	1,000,000	1,000,000
Series 2008 A, 0.01% 8/7/15, LOC Freddie Mac, VRDN (c)	9,100,000	9,100,000
Series 2010 A:
0.02% 8/7/15, LOC Freddie Mac, VRDN (c)	6,700,000	6,700,000
0.04% 8/7/15, LOC Landesbank Hessen-Thuringen, VRDN (c)	3,900,000	3,900,000
0.04% 8/7/15, LOC Landesbank Hessen-Thuringen, VRDN (c)	34,500,000	34,500,000
Series 2012 A, 0.02% 8/7/15, LOC Wells Fargo Bank NA, VRDN (c)	8,500,000	8,500,000
Series 2013 A, 0.02% 8/7/15, LOC Wells Fargo Bank NA, VRDN (c)	2,900,000	2,900,000
Series 2013 A2, 0.04% 8/7/15, LOC Manufacturers & Traders Trust Co., VRDN (c)	5,700,000	5,700,000
Series 2014 A:
0.01% 8/7/15, LOC Bank of New York, New York, VRDN (c)	7,700,000	7,700,000
0.01% 8/7/15, LOC Wells Fargo Bank NA, VRDN (c)	14,200,000	14,200,000
0.02% 8/7/15, LOC Manufacturers & Traders Trust Co., VRDN (c)	6,750,000	6,750,000
0.02% 8/7/15, LOC Wells Fargo Bank NA, VRDN (c)	18,900,000	18,900,000
Series 2014 A2:
0.04% 8/7/15, LOC Manufacturers & Traders Trust Co., VRDN (c)	11,200,000	11,200,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York - continued
New York Hsg. Fin. Agcy. Rev.: - continued
Series 2014 A2:
0.08% 8/7/15, LOC Manufacturers & Traders Trust Co., VRDN (c)	$ 15,300,000	$ 15,300,000
Series 2015 A, 0.03% 8/7/15, LOC Landesbank Hessen-Thuringen, VRDN (c)	18,500,000	18,500,000
Series 2015 A1:
0.01% 8/7/15, LOC Bank of New York, New York, VRDN (c)	16,890,000	16,890,000
0.03% 8/7/15, LOC Bank of America NA, VRDN (c)	14,300,000	14,300,000
Series 2015 A2, 0.02% 8/7/15, LOC Bank of New York, New York, VRDN (c)	13,600,000	13,600,000
New York Hsg. Fin. Svc. Contract Rev. Series 2003 L, 0.02% 8/7/15, LOC Bank of America NA, VRDN (c)	3,875,000	3,875,000
New York Liberty Dev. Corp. Participating VRDN Series Putters 4011 Z, 0.04% 8/7/15 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	31,020,000	31,020,000
New York Metropolitan Trans. Auth. Rev.:
Series 2005 D1, 0.02% 8/7/15, LOC Landesbank Hessen-Thuringen, VRDN (c)	2,500,000	2,500,000
Series 2005 D2, 0.01% 8/3/15, LOC Landesbank Hessen-Thuringen, VRDN (c)	8,600,000	8,600,000
Series 2005 E3, 0.01% 8/3/15, LOC PNC Bank NA, VRDN (c)	5,800,000	5,800,000
New York Sales Tax Asset Receivables Corp. Participating VRDN Series 15 XF0133, 0.03% 8/7/15 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	3,145,000	3,145,000
New York State Energy Research & Dev. Auth. Facilities Rev.:
(Consolidated Edison Co. of New York, Inc. Proj.):
Series 2004 C1, 0.03% 8/7/15, LOC Mizuho Bank Ltd., VRDN (c)(f)	15,200,000	15,200,000
Series 2004 C3, 0.02% 8/7/15, LOC Mizuho Bank Ltd., VRDN (c)(f)	33,000,000	33,000,000
Series 2010 A2, 0.04% 8/7/15, LOC Bank of Nova Scotia, VRDN (c)(f)	18,000,000	18,000,000
Series 2010 A3, 0.03% 8/7/15, LOC Bank of Nova Scotia, VRDN (c)(f)	55,150,000	55,150,000
Series 2010 A, 0.02% 8/7/15, LOC Bank of Nova Scotia, VRDN (c)(f)	48,700,000	48,700,000
New York State Gen. Oblig. Participating VRDN Series ROC II R 11936, 0.02% 8/7/15 (Liquidity Facility Citibank NA) (c)(g)	16,800,000	16,800,000
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Participating VRDN Series ROC II R 11997, 0.03% 8/7/15 (Liquidity Facility Citibank NA) (c)(g)	8,080,000	8,080,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York - continued
New York Urban Dev. Corp. Rev.:
Participating VRDN Series Putters 2750, 0.03% 8/7/15 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	$ 12,170,000	$ 12,170,000
Series 2008 A5, 0.01% 8/7/15, LOC TD Banknorth, NA, VRDN (c)	4,900,000	4,900,000
Riverhead Indl. Dev. Auth. Indl. Dev. Rev. (Adchem Corp. Facility Proj.) Series 1998, 0.25% 8/7/15, LOC Citibank NA, VRDN (c)(f)	550,000	550,000
Suffolk County Indl. Dev. Agcy. Civic Facility Rev. (St. Francis Monastery Proj.) Series 2006, 0.03% 8/7/15, LOC U.S. Bank NA, Cincinnati, VRDN (c)	3,500,000	3,500,000
Syracuse Indl. Dev. Agcy. Civic Facility Rev. (Syracuse Univ. Proj.) Series 2005 B, 0.01% 8/7/15, LOC U.S. Bank NA, Cincinnati, VRDN (c)	9,350,000	9,350,000
Triborough Bridge & Tunnel Auth. Revs.:
Participating VRDN:
Series BC 12 10W, 0.06% 8/7/15 (Liquidity Facility Barclays Bank PLC) (a)(c)(g)	5,000,000	5,000,000
Series Putters 3330, 0.03% 8/7/15 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	36,730,000	36,730,000
Series Putters 3685, 0.03% 8/7/15 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	2,000,000	2,000,000
Series Putters 4405, 0.03% 8/7/15 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	5,800,000	5,800,000
Series Putters 4406, 0.03% 8/7/15 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	3,000,000	3,000,000
Series ROC II R11934, 0.03% 8/7/15 (Liquidity Facility Citibank NA) (c)(g)	9,450,000	9,450,000
Series 2003 B1, 0.03% 8/7/15, LOC PNC Bank NA, VRDN (c)	34,700,000	34,700,000
Series 2005 B3, 0.02% 8/7/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (c)	45,300,000	45,300,000
Util. Debt Securitization Auth. Participating VRDN:
Series 2015 ZF0195, 0.03% 8/7/15 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	4,350,000	4,350,000
Series RBC O 74, 0.02% 8/7/15 (Liquidity Facility Royal Bank of Canada) (c)(g)	5,550,000	5,550,000
Westchester County Indl. Agcy. Rev. Series 2001, 0.23% 8/7/15, LOC RBS Citizens NA, VRDN (c)	5,000,000	5,000,000
		3,164,814,133
Variable Rate Demand Note - continued
	Principal Amount	Value
New York And New Jersey - 3.6%
Port Auth. of New York & New Jersey:
Participating VRDN:
Series BC 11 17B, 0.06% 8/7/15 (Liquidity Facility Barclays Bank PLC) (a)(c)(g)	$ 2,150,000	$ 2,150,000
Series EGL 06 107 Class A, 0.06% 8/7/15 (Liquidity Facility Citibank NA) (c)(f)(g)	87,600,000	87,600,000
Series Floaters 14 0001, 0.05% 8/7/15 (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	1,710,000	1,710,000
Series GS 08 31TP, 0.03% 8/7/15 (Liquidity Facility Wells Fargo & Co.) (c)(f)(g)	20,225,000	20,225,000
Series MS 3249, 0.03% 8/7/15 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(g)	3,500,000	3,500,000
Series Putters 14 0002, 0.05% 8/7/15 (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	8,885,000	8,885,000
Series Putters 14 0010, 0.05% 8/7/15 (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	6,665,000	6,665,000
Series Putters 15 XM013, 0.05% 8/7/15 (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	6,500,000	6,500,000
Series Putters 1546, 0.03% 8/7/15 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	8,385,000	8,385,000
Series Putters 2945, 0.05% 8/7/15 (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	1,665,000	1,665,000
Series Putters 3991 Z, 0.05% 8/7/15 (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	5,415,000	5,415,000
Series Putters 4001 Z, 0.05% 8/7/15 (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	985,000	985,000
Series RBC O 19, 0.04% 8/7/15 (Liquidity Facility Royal Bank of Canada) (c)(f)(g)	7,700,000	7,700,000
Series ROC II R 11715, 0.06% 8/7/15 (Liquidity Facility Citibank NA) (c)(f)(g)	11,250,000	11,250,000
Series TD 0013, 0.05% 8/7/15 (Liquidity Facility Toronto-Dominion Bank) (c)(f)(g)	5,120,000	5,120,000
Series 1991 2, 0.1% 8/31/15, VRDN (c)(f)(h)	6,400,000	6,400,000
Series 1997 1, 0.07% 8/31/15, VRDN (c)(h)	500,000	500,000
Series 1997 2, 0.07% 8/31/15, VRDN (c)(h)	1,000,000	1,000,000
		185,655,000
North Carolina - 0.0%
Hertford County Indl. Facilities Poll. Cont. Fing. Auth. (Nucor Corp. Proj.) Series 2000 A, 0.28% 8/7/15, VRDN (c)(f)	2,200,000	2,200,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Texas - 0.6%
Calhoun Port Auth. Envir. Facilities Rev.:
(Formosa Plastics Corp. Proj.) Series 2012, 0.04% 8/7/15, LOC JPMorgan Chase Bank, VRDN (c)(f)	$ 4,800,000	$ 4,800,000
(Formosa Plastics Corp. Texas Proj.) Series 2008, 0.04% 8/7/15, LOC Bank of America NA, VRDN (c)(f)	10,000,000	10,000,000
Gulf Coast Waste Disp. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.04% 8/7/15, LOC JPMorgan Chase Bank, VRDN (c)(f)	2,500,000	2,500,000
Houston Hsg. Fin. Corp. Multi-family Hsg. Rev. (Mayfair Park Apts. Proj.) Series 2004, 0.04% 8/7/15, LOC Fannie Mae, VRDN (c)(f)	3,400,000	3,400,000
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 0.13% 8/3/15, VRDN (c)	2,675,000	2,675,000
Series 2004, 0.2% 8/7/15, VRDN (c)(f)	2,200,000	2,200,000
Series 2010 B, 0.13% 8/3/15, VRDN (c)	2,400,000	2,400,000
Series 2010 C, 0.13% 8/3/15, VRDN (c)	400,000	400,000
		28,375,000
Virginia - 0.1%
Arlington County Indl. Dev. Auth. Multi-family Hsg. Rev. Series A, 0.04% 8/7/15, LOC Freddie Mac, VRDN (c)(f)	3,000,000	3,000,000
Wyoming - 0.0%
Converse County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.14% 8/7/15, VRDN (c)	1,800,000	1,800,000
TOTAL VARIABLE RATE DEMAND NOTE (Cost $3,430,724,133)		3,430,724,133
Other Municipal Debt - 32.8%

Connecticut - 0.0%
Connecticut Dev. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1999, 0.48% tender 8/21/15, CP mode	1,200,000	1,200,000
Georgia - 0.4%
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds Series 2010 A1, 0.08%, tender 10/1/15 (Liquidity Facility Royal Bank of Canada) (c)	19,900,000	19,900,000
Kentucky - 0.0%
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 A, 0.24% tender 8/6/15, CP mode	1,700,000	1,700,000
Other Municipal Debt - continued
	Principal Amount	Value
Massachusetts - 0.1%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1992, 0.42% tender 8/19/15, CP mode	$ 5,500,000	$ 5,500,000
New Hampshire - 0.4%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1990 A:
0.45% tender 8/19/15, CP mode (f)	8,700,000	8,700,000
0.48% tender 8/20/15, CP mode (f)	900,000	900,000
Series 1990 A1, 0.48% tender 8/21/15, CP mode (f)	5,700,000	5,700,000
Series 1990 B, 0.5% tender 8/20/15, CP mode	4,000,000	4,000,000
		19,300,000
New York - 28.2%
Albany Gen. Oblig. BAN 2% 7/1/16	37,200,000	37,749,213
Amherst Central School District BAN Series 2015, 2% 6/23/16	19,421,000	19,700,880
Baldwinsville Central School District BAN Series 2015, 2% 7/15/16	10,300,000	10,448,502
Bellmore-Merrick Central School District BAN Series 2015, 2% 7/22/16	15,400,000	15,602,323
Bethlehem Central School District BAN Series 2015, 1.5% 6/16/16	16,633,134	16,796,749
Cheektowaga Gen. Oblig. Bonds Series 2015, 1.75% 7/15/16	934,000	945,444
Clarence Central School District BAN Series 2015, 2% 7/14/16	6,200,000	6,288,556
Clarkstown Central School District BAN 1.25% 11/20/15	5,500,000	5,517,010
East Greenbush Central School District BAN:
Series 2015, 1.2% 2/12/16	10,800,000	10,857,184
1.25% 2/12/16	9,040,000	9,091,580
East Syracuse-Minoa Central School District BAN 1.5% 10/9/15	8,600,000	8,619,769
Hampton Bays Union Free School District TAN 2% 6/20/16	9,100,000	9,229,035
Hilton Central School District BAN Series 2015, 1% 6/24/16	15,000,000	15,043,262
JPMorgan Chase Bonds Series Putters 4410, 0.1%, tender 9/17/15 (Liquidity Facility JPMorgan Chase Bank) (c)(g)(h)	67,605,000	67,605,000
Mount Sinai Union Free School District TAN Series 2015, 2% 6/30/16	7,300,000	7,400,036
New York City Gen. Oblig. Bonds:
Series 1994 A5, 5% 8/1/15	4,000,000	4,000,000
Series 1994 H4, 5% 8/1/15	2,500,000	2,500,000
Series 2004 HA, 5% 3/1/16	5,000,000	5,139,463
Other Municipal Debt - continued
	Principal Amount	Value
New York - continued
New York City Gen. Oblig. Bonds: - continued
Series 2008 A1, 5% 8/1/15	$ 6,385,000	$ 6,385,000
Series 2008 G, 5% 8/1/15	1,060,000	1,060,000
Series 2010 E, 5% 8/1/15	5,000,000	5,000,000
Series 2010 F, 5% 8/1/15	3,625,000	3,625,000
Series 2011 A, 5% 8/1/15	3,000,000	3,000,000
Series 2011 B, 5% 8/1/15	12,120,000	12,120,000
Series 2011 I1, 5% 8/1/15	9,210,000	9,210,000
Series 2012 l, 5% 8/1/15	3,470,000	3,470,000
Series 2013 B, 5% 8/1/15	10,000,000	10,000,000
Series 2013 E, 5% 8/1/15	1,000,000	1,000,000
Series 2013 F1, 5% 3/1/16	2,250,000	2,312,606
Series 2013 I, 3% 8/1/15	1,000,000	1,000,000
Series 2014 B, 5% 8/1/15	600,000	600,000
Series 2014 D, 5% 8/1/16	2,710,000	2,834,629
Series 2014 F, 5% 8/1/15	2,700,000	2,700,000
Series 2015 D, 1% 8/1/15	4,990,000	4,990,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 1E:
0.07% 8/3/15, CP	17,200,000	17,200,000
0.08% 9/3/15, CP	17,200,000	17,200,000
0.08% 9/9/15, CP	17,100,000	17,100,000
0.1% 9/1/15, CP	51,500,000	51,500,000
Series 7:
0.09% 2/29/16, CP	33,400,000	33,400,000
0.09% 3/4/16, CP	13,330,000	13,330,000
0.09% 3/11/16, CP	28,535,000	28,535,000
Series 8:
0.09% 3/4/16, CP	42,800,000	42,800,000
0.09% 3/4/16, CP	17,330,000	17,330,000
0.09% 3/11/16, CP	28,535,000	28,535,000
New York City Transitional Fin. Auth. Rev. Bonds:
Series 2007 C1, 5% 11/1/15 (Escrowed to Maturity)	8,965,000	9,073,494
Series 2011 C, 5% 11/1/15 (Escrowed to Maturity)	8,500,000	8,604,257
Series 2011 E, 5% 11/1/15	11,500,000	11,639,315
Series 2012 A, 5% 11/1/15	890,000	900,745
Series 2013 A1:
4% 8/1/15	1,000,000	1,000,000
5% 8/1/15	1,995,000	1,995,000
Series 2013 C:
5% 11/1/15	1,460,000	1,477,647
5% 11/1/15 (Escrowed to Maturity)	3,890,000	3,937,062
Other Municipal Debt - continued
	Principal Amount	Value
New York - continued
New York City Transitional Fin. Auth. Rev. Bonds: - continued
Series 2013 E, 5% 11/1/15	$ 1,835,000	$ 1,857,057
Series 2014 A1, 3% 11/1/15	4,700,000	4,733,779
Series 2014 B, 5% 11/1/15 (Escrowed to Maturity)	8,600,000	8,704,643
Series 2014 C, 5% 11/1/15 (Escrowed to Maturity)	6,765,000	6,847,292
Series 2014, 5% 11/1/15	15,360,000	15,546,846
5% 11/1/15	1,820,000	1,841,843
5% 11/1/15 (Escrowed to Maturity)	35,000	35,420
New York City Trust For Cultural Bonds 0.03%, tender 12/4/15 (c)	12,900,000	12,900,000
New York City Trust For Cultural Rev. Bonds Series 2014 B1, 0.03%, tender 2/26/16 (c)	14,200,000	14,200,000
New York Dorm. Auth. Personal Income Tax Rev. Bonds:
Series 2005 B, 5% 12/15/15	2,000,000	2,035,753
Series 2011 E, 5% 8/15/15	450,000	450,823
Series 2014 C, 4% 3/15/16	21,955,000	22,473,433
Series 2014 E, 3% 2/15/16	20,445,000	20,756,673
Series A, 5% 2/15/16	3,780,000	3,876,917
5% 2/15/16	6,650,000	6,822,231
New York Dorm. Auth. Revs.:
Bonds Series 2002 C:
0.08% tender 8/6/15, CP mode	6,400,000	6,400,000
0.08% tender 8/6/15, CP mode	5,000,000	5,000,000
Series 1998, 0.07% 8/6/15, CP	17,300,000	17,300,000
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Bonds:
(New York City Muni. Wtr. Fin. Auth. Projs.) Series 2012 D, 4% 6/15/16	2,920,000	3,013,337
Series 2005 B, 5% 10/15/15	1,540,000	1,555,256
New York Local Govt. Assistance Corp. Bonds Series 2010 A, 5% 4/1/16	1,200,000	1,237,677
New York Metropolitan Trans. Auth. Rev.:
Series 2A:
0.07% 9/10/15, LOC TD Banknorth, NA, CP	28,550,000	28,550,000
0.08% 9/9/15, LOC TD Banknorth, NA, CP	12,100,000	12,100,000
Series 2B:
0.09% 9/1/15, LOC Barclays Bank PLC, CP	33,100,000	33,100,000
0.09% 9/10/15, LOC Barclays Bank PLC, CP	51,700,000	51,700,000
0.12% 8/7/15, LOC Barclays Bank PLC, CP	17,100,000	17,100,000
Series 2D:
0.06% 9/11/15, LOC Citibank NA, CP	51,800,000	51,800,000
0.07% 8/13/15, LOC Citibank NA, CP	52,000,000	52,000,000
Other Municipal Debt - continued
	Principal Amount	Value
New York - continued
New York Pwr. Auth.:
Series 1:
0.06% 9/3/15, CP	$ 6,400,000	$ 6,400,000
0.06% 10/7/15, CP	8,600,000	8,600,000
0.06% 10/7/15, CP	22,159,000	22,159,000
0.08% 10/1/15, CP	8,600,000	8,600,000
0.08% 10/1/15, CP	8,600,000	8,600,000
0.09% 8/7/15, CP	15,600,000	15,600,000
0.09% 2/29/16, CP	42,200,000	42,200,000
0.1% 10/6/15, CP	36,400,000	36,400,000
Series 2:
0.05% 8/17/15, CP	10,939,000	10,939,000
0.06% 10/5/15, CP	12,900,000	12,900,000
0.07% 8/10/15, CP	13,000,000	13,000,000
0.07% 10/7/15, CP	8,600,000	8,600,000
0.08% 8/10/15, CP	10,400,000	10,400,000
0.1% 10/8/15, CP	23,630,000	23,630,000
0.11% 10/5/15, CP	8,600,000	8,600,000
New York Sales Tax Asset Receivables Corp. Bonds Series 2015 A, 5% 10/15/15	38,800,000	39,189,486
New York State Envir. Facilities Corp. Rev. Bonds:
(2010 Master Fing. Prog.) Series 2014 B, 2% 11/15/15	1,730,000	1,739,241
Series 2010 C, 5% 10/15/15	1,000,000	1,009,911
New York State Gen. Oblig. Bonds:
Series 2008 A, 4% 3/1/16	1,030,000	1,052,773
Series 2011 A, 5% 2/15/16	6,090,000	6,247,388
Series 2015 A, 4% 3/15/16	4,580,000	4,687,757
Series 2015 C, 5% 10/15/15	7,700,000	7,776,725
New York Thruway Auth. Hwy. & Bridge Trust Fund Bonds Series 2007 B, 5% 4/1/16	3,000,000	3,095,307
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Bonds Series 2010 A, 5% 4/1/16	1,490,000	1,536,799
New York Urban Dev. Corp. Rev. Bonds:
Series 2009 A1, 5% 12/15/15	1,000,000	1,017,902
Series 2009 C, 5% 12/15/15	2,375,000	2,417,428
Series 2010 A, 5% 3/15/16	1,075,000	1,106,657
Pittsford Central School District BAN 1.25% 2/12/16	17,400,000	17,499,280
Port Washington Union Free School District TAN 2% 6/21/16 (b)	13,500,000	13,698,990
Riverhead Central School District BAN Series 2014, 1.25% 9/18/15	2,140,000	2,142,750
Rochester Gen. Oblig. Bonds Series 2015 I, 4% 8/1/16 (b)	5,870,000	6,076,565
Other Municipal Debt - continued
	Principal Amount	Value
New York - continued
Sag Hbr. Union Free School District BAN 1.25% 2/26/16	$ 1,600,000	$ 1,608,209
Schenectady County Gen. Oblig. BAN 0.3% 2/17/16	35,600,000	35,600,000
Three Village Central School District BAN 1.25% 8/28/15	6,900,000	6,905,604
Victor Central School District BAN 1.25% 9/25/15	18,300,000	18,329,147
West Babylon Union Free School District BAN 2% 8/5/16 (b)	3,400,000	3,449,028
West Seneca BAN 2% 7/28/16	25,800,000	26,195,675
		1,470,348,363
New York And New Jersey - 3.6%
Port Auth. of New York & New Jersey:
Bonds:
172nd Series, 5% 10/1/15 (f)	11,735,000	11,829,963
185th Series, 3% 9/1/15 (f)	8,825,000	8,846,283
Series 169, 5% 10/15/15 (f)	8,280,000	8,362,756
3% 10/15/15 (f)	5,700,000	5,733,616
3% 11/1/15 (f)	6,080,000	6,123,467
3% 5/1/16 (f)	6,570,000	6,703,521
4% 6/1/16	1,155,000	1,190,218
Series A:
0.07% 8/13/15, CP (f)	12,015,000	12,015,000
0.07% 8/20/15, CP (f)	13,810,000	13,810,000
0.07% 9/10/15, CP (f)	13,705,000	13,705,000
0.07% 10/1/15, CP (f)	6,430,000	6,430,000
0.1% 9/2/15, CP (f)	24,470,000	24,470,000
0.1% 10/5/15, CP (f)	12,700,000	12,700,000
0.1% 10/19/15, CP (f)	14,520,000	14,520,000
0.1% 10/27/15, CP (f)	7,595,000	7,595,000
0.1% 11/24/15, CP (f)	14,215,000	14,215,000
Series B:
0.06% 8/20/15, CP	14,955,000	14,955,000
0.08% 9/18/15, CP	2,595,000	2,595,000
		185,799,824
Virginia - 0.1%
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1992, 0.45% tender 8/10/15, CP mode (f)	3,700,000	3,700,000
Prince William County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1986, 0.4% tender 8/10/15, CP mode	900,000	900,000
		4,600,000
Other Municipal Debt - continued
	Principal Amount	Value
West Virginia - 0.0%
Grant County Cmnty. Solid Waste Disp. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1996, 0.43% tender 8/26/15, CP mode (f)	$ 1,800,000	$ 1,800,000
TOTAL OTHER MUNICIPAL DEBT (Cost $1,710,148,187)		1,710,148,187
Investment Company - 1.7%
	Shares
Fidelity Municipal Cash Central Fund, 0.03% (d)(e) (Cost $89,266,000)	89,266,000	89,266,000
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $5,230,138,320)		5,230,138,320
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(18,401,134)
NET ASSETS - 100%		$ 5,211,737,186
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
TAN	-	TAX ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,150,000 or 0.1% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(g) Provides evidence of ownership in one or more underlying municipal bonds.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $75,505,000 or 1.4% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost
JPMorgan Chase Bonds Series Putters 4410, 0.1%, tender 9/17/15 (Liquidity Facility JPMorgan Chase Bank)	10/31/13 - 3/12/15	$ 67,605,000
Security	Acquisition Date	Cost
Port Auth. of New York & New Jersey Series 1991 2, 0.1% 8/31/15, VRDN	12/3/03	$ 6,400,000
Port Auth. of New York & New Jersey Series 1997 1, 0.07% 8/31/15, VRDN	6/4/14	$ 500,000
Port Auth. of New York & New Jersey Series 1997 2, 0.07% 8/31/15, VRDN	7/8/13	$ 1,000,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 28,688
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	July 31, 2015 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $5,140,872,320)	$ 5,140,872,320
Fidelity Central Funds (cost $89,266,000)	89,266,000
Total Investments (cost $5,230,138,320)		$ 5,230,138,320
Cash		21,162
Receivable for fund shares sold		37,042,122
Interest receivable		6,703,519
Distributions receivable from Fidelity Central Funds		3,755
Receivable from investment adviser for expense reductions		44,413
Other receivables		8,394
Total assets		5,273,961,685

Liabilities
Payable for investments purchased
Regular delivery	$ 3,349,137
Delayed delivery	23,224,583
Payable for fund shares redeemed	35,330,099
Distributions payable	2,191
Accrued management fee	247,837
Other affiliated payables	37,563
Other payables and accrued expenses	33,089
Total liabilities		62,224,499

Net Assets		$ 5,211,737,186
Net Assets consist of:
Paid in capital		$ 5,211,489,274
Distributions in excess of net investment income		(272)
Accumulated undistributed net realized gain (loss) on investments		248,184
Net Assets, for 5,207,092,521 shares outstanding		$ 5,211,737,186
Net Asset Value, offering price and redemption price per share ($5,211,737,186 ÷ 5,207,092,521 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended July 31, 2015 (Unaudited)

Investment Income
Interest		$ 2,172,764
Income from Fidelity Central Funds		28,688
Total income		2,201,452

Expenses
Management fee	$ 9,645,719
Transfer agent fees	3,226,767
Accounting fees and expenses	228,451
Custodian fees and expenses	30,962
Independent trustees' compensation	10,765
Registration fees	27,764
Audit	20,476
Legal	13,691
Miscellaneous	37,035
Total expenses before reductions	13,241,630
Expense reductions	(11,305,433)	1,936,197
Net investment income (loss)		265,255
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		196,573
Net increase in net assets resulting from operations		$ 461,828

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended July 31, 2015 (Unaudited)	Year ended January 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 265,255	$ 517,204
Net realized gain (loss)	196,573	231,630
Net increase in net assets resulting from operations	461,828	748,834
Distributions to shareholders from net investment income	(265,134)	(552,756)
Share transactions at net asset value of $1.00 per share
Proceeds from sales of shares	5,901,902,833	13,659,292,288
Reinvestment of distributions	251,032	527,270
Cost of shares redeemed	(6,216,363,699)	(13,782,563,584)
Net increase (decrease) in net assets and shares resulting from share transactions	(314,209,834)	(122,744,026)
Total increase (decrease) in net assets	(314,013,140)	(122,547,948)

Net Assets
Beginning of period	5,525,750,326	5,648,298,274
End of period (including distributions in excess of net investment income of $272 and distributions in excess of net investment income of $393, respectively)	$ 5,211,737,186	$ 5,525,750,326

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended July 31, 2015	Years ended January 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss) F	-	-	-	-	-	-
Net realized and unrealized gain (loss) F	-	-	-	-	-	-
Total from investment operations F	-	-	-	-	-	-
Distributions from net investment income F	-	-	-	-	-	-
Distributions from net realized gain	-	-	-	- F	-	- F
Total distributions F	-	-	-	-	-	-
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB, C	-%	.01%	.01%	.01%	.01%	.01%
Ratios to Average Net AssetsD, E
Expenses before reductions	.50%A	.49%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.07%A	.08%	.12%	.20%	.21%	.32%
Expenses net of all reductions	.07%A	.08%	.12%	.20%	.21%	.32%
Net investment income (loss)	.01%A	.01%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,211,737	$ 5,525,750	$ 5,648,298	$ 5,548,564	$ 5,146,244	$ 4,821,855

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended July 31, 2015 (Unaudited)

1. Organization.

Fidelity® New York Municipal Money Market Fund (the Fund) is a fund of Fidelity New York Municipal Trust II (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund may be affected by economic and political developments in the state of New York.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. During the period, the Fund incurred a corporate tax liability on undistributed short-term capital gain and undistributed long-term capital gain which is included in Miscellaneous expense on the Statement of Operations. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ -
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation) on securities	$ -

Tax cost	$ 5,230,138,320

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Rule Issuance. In July 2014, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-9616, Money Market Fund Reform; Amendments to Form PF, which amends the rules governing money market funds. The final amendments impose different implementation dates for the changes that certain money market funds will need to make. Management is currently evaluating the implication of these amendments and their impact of the Final Rule to the Fund's financial statements and related disclosures.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .36% of the Fund's average net assets.

Transfer Agent Fees. Pursuant to the transfer agent contract approved by the Board of Trustees effective May 1, 2015, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to an annualized rate of .12% of average net assets.

Prior to May 1, 2015, Citibank, N.A. was the transfer, dividend disbursing and shareholder servicing agent for the Fund. Prior to May 8, 2015, Citibank, N.A. was the custodian for the Fund.

Semiannual Report

5. Expense Reductions.

The investment adviser or its affiliates voluntarily agreed to waive certain fees in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by the investment adviser at any time. For the period, the amount of the waiver was $11,283,777.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $9,980.

In addition, during the period the investment adviser reimbursed/waived a portion of fund-level operating expenses in the amount of $11,676.

6. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank,

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

NFS-SANN-0915
1.853336.108

Fidelity®

New York AMT
Tax-Free Money Market Fund -

Fidelity New York AMT Tax-Free
Money Market Fund

Institutional Class

Service Class

Semiannual Report

July 31, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes/ Performance	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 for Fidelity® New York AMT Tax-Free Money Market Fund or 1-877-208-0098 for Institutional Class or Service Class of the fund to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2015 to July 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value February 1, 2015	Ending Account Value July 31, 2015	Expenses Paid During Period* February 1, 2015 to July 31, 2015
New York AMT Tax-Free Money Market	.07%
Actual		$ 1,000.00	$ 1,000.00	$ .35
HypotheticalA		$ 1,000.00	$ 1,024.45	$ .35
Institutional Class	.07%
Actual		$ 1,000.00	$ 1,000.00	$ .35
HypotheticalA		$ 1,000.00	$ 1,024.45	$ .35
Service Class	.07%
Actual		$ 1,000.00	$ 1,000.00	$ .35
HypotheticalA		$ 1,000.00	$ 1,024.45	$ .35

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes/Performance (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 7/31/15	% of fund's investments 1/31/15	% of fund's investments 7/31/14
1 - 7	73.0	71.4	75.6
8 - 30	2.8	3.2	5.1
31 - 60	7.5	4.8	1.0
61 - 90	4.5	2.4	6.2
91 - 180	2.2	13.3	4.8
> 180	10.0	4.9	7.3
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	7/31/15	1/31/15	7/31/14
Fidelity New York AMT Tax-Free Money Market Fund	39 Days	40 Days	37 Days
New York Tax-Free Money Market Fund Average*	37 Days	34 Days	37 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	7/31/15	1/31/15	7/31/14
Fidelity New York AMT Tax-Free Money Market Fund	40 Days	40 Days	37 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

* Source: iMoneyNet, Inc.

Semiannual Report

Investment Changes/Performance (Unaudited) - continued

Asset Allocation (% of fund's net assets)
As of July 31, 2015	As of January 31, 2015
Variable Rate Demand Notes (VRDNs) 66.7%	Variable Rate Demand Notes (VRDNs) 69.3%
Other Municipal Debt 30.0%	Other Municipal Debt 29.5%
Investment Companies 3.6%	Investment Companies 1.4%
Net Other Assets (Liabilities)** (0.3)%	Net Other Assets (Liabilities)** (0.2)%

** Net Other Assets (Liabilities) are not included in the pie chart.

Current and Historical Seven-Day Yields

	7/31/15	4/30/15	1/31/15	10/31/14	7/31/14

New York AMT Tax-Free Money Market	0.01%	0.01%	0.01%	0.01%	0.01%

Institutional Class	0.01%	0.01%	0.01%	0.01%	0.01%

Service Class	0.01%	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending July 31, 2015, the most recent period shown in the table, would have been -0.23% for New York AMT Tax-Free Money Market, -0.18% for Institutional Class and -0.43% for Service Class.

Semiannual Report

Investments July 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 66.7%
	Principal Amount	Value
Alabama - 0.1%
Mobile Indl. Dev. Board Dock & Wharf Rev. (Holnam, Inc. Proj.) Series 1999 A, 0.04% 8/7/15, LOC Bayerische Landesbank Girozentrale, VRDN (c)	$ 1,000,000	$ 1,000,000
Arizona - 0.5%
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 0.26% 8/7/15, VRDN (c)	3,950,000	3,950,000
Delaware - 0.2%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1999 A, 0.1% 8/7/15, VRDN (c)	1,500,000	1,500,000
Louisiana - 0.5%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 0.23% 8/7/15, VRDN (c)	1,600,000	1,600,000
Series 2010 B1, 0.23% 8/7/15, VRDN (c)	2,600,000	2,600,000
		4,200,000
New York - 62.8%
Albany Indl. Dev. Agcy. Civic Facility Rev. (Albany Med. Ctr. Proj.) Series 2007 C, 0.06% 8/7/15, LOC Bank of America NA, VRDN (c)	1,505,000	1,505,000
Franklin County Civic Dev. Co. (Alice Hyde Med. Ctr. Proj.) Series 2013 A, 0.02% 8/7/15, LOC HSBC Bank U.S.A., NA, VRDN (c)	3,300,000	3,300,000
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 1A, 0.05% 8/7/15, LOC Bayerische Landesbank Girozentrale, VRDN (c)	11,500,000	11,500,000
Series 2012 C, 0.03% 8/7/15, LOC Barclays Bank PLC, VRDN (c)	1,400,000	1,400,000
Subseries 2001 2B, 0.02% 8/3/15, LOC Bayerische Landesbank Girozentrale, VRDN (c)	6,960,000	6,960,000
Nassau Health Care Corp. Rev. Series 2009 D2, 0.01% 8/7/15, LOC JPMorgan Chase Bank, VRDN (c)	4,200,000	4,200,000
New York City Gen. Oblig.:
Participating VRDN:
Series MS 3361, 0.03% 8/7/15 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(f)	5,000,000	5,000,000
Series Putters 3118, 0.03% 8/7/15 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	5,185,000	5,185,000
Series ROC II R 14045, 0.02% 8/7/15 (Liquidity Facility Citibank NA) (c)(f)	3,000,000	3,000,000
Series 2004 A2, 0.02% 8/7/15, LOC Bank of America NA, VRDN (c)	22,000,000	22,000,000
Series 2004 H2 0.02% 8/7/15, LOC California Pub. Employees Retirement Sys., VRDN (c)	3,800,000	3,800,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York - continued
New York City Gen. Oblig.: - continued
Series 2006 E3, 0.01% 8/7/15, LOC Bank of America NA, VRDN (c)	$ 5,400,000	$ 5,400,000
Series 2006 H1, 0.01% 8/3/15 (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	3,400,000	3,400,000
Series 2006 I4, 0.01% 8/3/15 (Liquidity Facility California Pub. Employees Retirement Sys.), VRDN (c)	4,900,000	4,900,000
Series 2010 G4, 0.03% 8/7/15 (Liquidity Facility Barclays Bank PLC), VRDN (c)	12,900,000	12,900,000
Series 2011 A4, 0.02% 8/7/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (c)	2,300,000	2,300,000
Series 2012 G, 0.01% 8/7/15 (Liquidity Facility Citibank NA), VRDN (c)	2,100,000	2,100,000
Series 2012 G3, 0.01% 8/7/15 (Liquidity Facility Citibank NA), VRDN (c)	13,500,000	13,500,000
Series 2013 F3, 0.01% 8/3/15 (Liquidity Facility Bank of America NA), VRDN (c)	7,100,000	7,100,000
Series 2015 F6, 0.01% 8/3/15 (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	9,500,000	9,500,000
Series 2104 1, 0.01% 8/3/15 (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	4,000,000	4,000,000
Series D5, 0.01% 8/3/15, LOC PNC Bank NA, VRDN (c)	2,300,000	2,300,000
Series H2, 0.01% 8/3/15 (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	3,500,000	3,500,000
New York City Health & Hosp. Corp. Rev. Series 2008 D, 0.03% 8/7/15, LOC JPMorgan Chase Bank, VRDN (c)	3,300,000	3,300,000
New York City Hsg. Dev. Corp. Multi-family Hsg. Mtg. Rev. (The Crest Proj.) Series 2005 A, 0.03% 8/7/15, LOC Landesbank Hessen-Thuringen, VRDN (c)	11,300,000	11,300,000
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev.:
(Bruckner by the Bridge Proj.) Series 2008 A, 0.01% 8/7/15, LOC Freddie Mac, VRDN (c)	1,900,000	1,900,000
(Elliott Chelsea Dev. Proj.) Series 2010 A, 0.02% 8/7/15, LOC Freddie Mac, VRDN (c)	2,200,000	2,200,000
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev.:
(90 Washington Street Proj.) Series 2005 A, 0.01% 8/7/15, LOC Fannie Mae, VRDN (c)	3,000,000	3,000,000
(90 West Street Proj.) Series 2006 A, 0.01% 8/7/15, LOC Fannie Mae, VRDN (c)	45,830,000	45,830,004
Series 2009 A, 0.03% 8/7/15, LOC Freddie Mac, VRDN (c)	5,000,000	5,000,000
New York City Indl. Dev. Agcy. Civic Facility Rev. (Planned Parenthood Proj.) 0.1% 8/7/15, VRDN (c)	765,000	765,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN:
Series 15 XF0129, 0.03% 8/7/15 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	$ 1,700,000	$ 1,700,000
Series BC 13 3WX, 0.06% 8/7/15 (Liquidity Facility Barclays Bank PLC) (c)(f)	2,500,000	2,500,000
Series EGL 09 46A, 0.02% 8/7/15 (Liquidity Facility Citibank NA) (c)(f)	2,400,000	2,400,000
Series Floaters 3129, 0.02% 8/7/15 (Liquidity Facility Cr. Suisse AG) (c)(f)	2,100,000	2,100,000
Series MS 00 3387, 0.03% 8/7/15 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(f)	2,500,000	2,500,000
Series MS 3373, 0.03% 8/7/15 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(f)	1,000,000	1,000,000
Series Putters 15 XM0002, 0.03% 8/7/15 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,505,000	3,505,000
Series Putters 3384, 0.03% 8/7/15 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	1,870,000	1,870,000
Series Putters 4397, 0.03% 8/7/15 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	5,000,000	5,000,000
Series ROC II R 11916, 0.03% 8/7/15 (Liquidity Facility Citibank NA) (c)(f)	2,040,000	2,040,000
Series 2008 BB4, 0.01% 8/7/15 (Liquidity Facility Royal Bank of Canada), VRDN (c)	23,200,000	23,200,000
New York City Transitional Fin. Auth. Bldg. Aid Rev. Participating VRDN Series MS 3414, 0.03% 8/7/15 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(f)	4,000,000	4,000,000
New York City Transitional Fin. Auth. Rev.:
Participating VRDN:
Series 2014 XM0029, 0.02% 8/7/15 (Liquidity Facility Royal Bank of Canada New York Branch) (c)(f)	3,000,000	3,000,000
Series BC 11 7B, 0.06% 8/7/15 (Liquidity Facility Barclays Bank PLC) (c)(f)	4,000,000	4,000,000
Series MS 3360, 0.03% 8/7/15 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(f)	3,130,000	3,130,000
Series MS 3393, 0.03% 8/7/15 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(f)	2,890,000	2,890,000
Series Putters 3857, 0.03% 8/7/15 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,500,000	2,500,000
Series Putters 3868, 0.03% 8/7/15 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,750,000	3,750,000
Series Putters 4043, 0.01% 8/3/15 (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	9,990,000	9,990,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York - continued
New York City Transitional Fin. Auth. Rev.: - continued
Series 1999 A2, 0.01% 8/7/15 (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	$ 2,400,000	$ 2,400,000
Series 2003 A2, 0.01% 8/3/15 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (c)	4,900,000	4,900,000
Series 2003 A3, 0.02% 8/7/15 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (c)	2,200,000	2,200,000
Series 2003 A4, 0.01% 8/3/15 (Liquidity Facility TD Banknorth, NA), VRDN (c)	1,700,000	1,700,000
Series 2013 C4, 0.01% 8/3/15 (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	3,100,000	3,100,000
New York City Trust Cultural Resources Rev. Participating VRDN Series ROC II R 11927, 0.03% 8/7/15 (Liquidity Facility Citibank NA) (c)(f)	1,400,000	1,400,000
New York Dorm. Auth. Personal Income Tax Rev. Participating VRDN Series Putters 3281Z, 0.03% 8/7/15 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	1,150,000	1,150,000
New York Dorm. Auth. Revs.:
(Catholic Heath Sys. Obligated Group Proj.) Series 2008, 0.02% 8/7/15, LOC HSBC Bank U.S.A., NA, VRDN (c)	1,240,000	1,240,000
(City Univ. Proj.) Series 2008 D, 0.02% 8/7/15, LOC TD Banknorth, NA, VRDN (c)	3,200,000	3,200,000
(College of New Rochelle Proj.) Series 2008, 0.05% 8/7/15, LOC RBS Citizens NA, VRDN (c)	5,025,000	5,025,000
(Culinary Institute of America Proj.) Series 2004 D, 0.02% 8/7/15, LOC TD Banknorth, NA, VRDN (c)	9,125,000	9,125,000
(The Culinary Institute of America Proj.) Series 2006, 0.02% 8/7/15, LOC TD Banknorth, NA, VRDN (c)	1,275,000	1,275,000
(Univ. of Rochester Proj.) Series 2003 C, 0.02% 8/7/15, LOC JPMorgan Chase Bank, VRDN (c)	5,665,000	5,665,000
Participating VRDN:
Series Putters 1955, 0.03% 8/7/15 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	1,100,000	1,100,000
Series ROC II R 11722, 0.02% 8/7/15 (Liquidity Facility Citibank NA) (c)(f)	5,035,000	5,035,000
Series 2006 A2, 0.02% 8/7/15, LOC TD Banknorth, NA, VRDN (c)	4,500,000	4,500,000
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Participating VRDN Series Putters 3376, 0.03% 8/7/15 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	4,450,000	4,450,000
New York Envir. Facilities Corp. State Personal Income Tax Rev. Participating VRDN Series 15 XF0086, 0.03% 8/7/15 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	4,370,000	4,370,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York - continued
New York Hsg. Fin. Agcy. Rev.:
(10 Barclay Street Hsg. Proj.) Series 2004 A, 0.02% 8/7/15, LOC Fannie Mae, VRDN (c)	$ 14,100,000	$ 14,099,989
(330 Riverdale Avenue Apts. Proj.) Series 2008 A, 0.03% 8/7/15, LOC Bank of America NA, VRDN (c)	5,000,000	5,000,000
(505 West 37th Street Proj.):
Series 2009 A, 0.02% 8/3/15, LOC Landesbank Hessen-Thuringen, VRDN (c)	3,300,000	3,300,000
Series 2009 B, 0.02% 8/3/15, LOC Landesbank Hessen-Thuringen, VRDN (c)	3,300,000	3,300,000
(80 DeKalb Ave. Hsg. Proj.):
Series 2009 A, 0.03% 8/7/15, LOC Landesbank Hessen-Thuringen, VRDN (c)	4,100,000	4,100,000
Series 2009 B, 0.03% 8/7/15, LOC Landesbank Hessen-Thuringen, VRDN (c)	2,600,000	2,600,000
(88 Leonard Street Proj.) Series 2005 A, 0.03% 8/7/15, LOC Landesbank Hessen-Thuringen, VRDN (c)	1,400,000	1,400,000
(Taconic West 17th St. Proj.) Series 2009 A, 0.02% 8/7/15, LOC Fannie Mae, VRDN (c)	3,200,000	3,200,000
(Tribeca Green Hsg. Proj.) Series 2003 A, 0.03% 8/7/15, LOC Landesbank Hessen-Thuringen, VRDN (c)	2,175,000	2,175,000
Series 2010 A:
0.04% 8/7/15, LOC Landesbank Hessen-Thuringen, VRDN (c)	600,000	600,000
0.04% 8/7/15, LOC Landesbank Hessen-Thuringen, VRDN (c)	4,000,000	4,000,000
Series 2013 A, 0.01% 8/7/15, LOC Wells Fargo Bank NA, VRDN (c)	30,300,000	30,300,000
Series 2013 A2:
0.03% 8/7/15, LOC Bank of America NA, VRDN (c)	2,100,000	2,100,000
0.04% 8/7/15, LOC Manufacturers & Traders Trust Co., VRDN (c)	2,800,000	2,800,000
Series 2014 A:
0.01% 8/7/15, LOC Bank of New York, New York, VRDN (c)	1,300,000	1,300,000
0.01% 8/7/15, LOC Wells Fargo Bank NA, VRDN (c)	5,300,000	5,300,000
0.02% 8/7/15, LOC Wells Fargo Bank NA, VRDN (c)	10,000,000	10,000,000
0.02% 8/7/15, LOC Wells Fargo Bank NA, VRDN (c)	3,100,000	3,100,000
Series 2014 A2:
0.04% 8/7/15, LOC Manufacturers & Traders Trust Co., VRDN (c)	1,800,000	1,800,000
0.08% 8/7/15, LOC Manufacturers & Traders Trust Co., VRDN (c)	2,500,000	2,500,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York - continued
New York Hsg. Fin. Agcy. Rev.: - continued
Series 2015 A:
0.01% 8/7/15, LOC Wells Fargo Bank NA, VRDN (c)	$ 1,000,000	$ 1,000,000
0.03% 8/7/15, LOC Landesbank Hessen-Thuringen, VRDN (c)	6,500,000	6,500,000
Series 2015 A1:
0.01% 8/7/15, LOC Bank of New York, New York, VRDN (c)	1,800,000	1,800,000
0.03% 8/7/15, LOC Bank of America NA, VRDN (c)	2,200,000	2,200,000
Series 2015 A2:
0.02% 8/7/15, LOC Bank of America NA, VRDN (c)	5,200,000	5,200,000
0.02% 8/7/15, LOC Bank of New York, New York, VRDN (c)	1,400,000	1,400,000
New York Hsg. Fin. Svc. Contract Rev. Series 2003 L, 0.02% 8/7/15, LOC Bank of America NA, VRDN (c)	1,400,000	1,400,000
New York Metropolitan Trans. Auth. Rev. Series 2005 D2, 0.01% 8/3/15, LOC Landesbank Hessen-Thuringen, VRDN (c)	3,800,000	3,800,000
New York Sales Tax Asset Receivables Corp. Participating VRDN:
Series 15 XF0133, 0.03% 8/7/15 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,140,000	3,140,000
Series 15 XF0139, 0.03% 8/7/15 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,340,000	3,340,000
New York Urban Dev. Corp. Rev. Series 2008 A1, 0.01% 8/7/15, LOC Wells Fargo Bank NA, VRDN (c)	1,700,000	1,700,000
Onondaga County Indl. Dev. Auth. Civic Facility Rev. (Syracuse Research Corp. Facility Proj.) Series 2008 B, 0.02% 8/7/15, LOC JPMorgan Chase Bank, VRDN (c)	9,690,000	9,690,000
Triborough Bridge & Tunnel Auth. Revs.:
Participating VRDN:
Series MS 3083, 0.03% 8/7/15 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(f)	6,975,000	6,975,000
Series Putters 3685, 0.03% 8/7/15 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	5,605,000	5,605,000
Series 2003 B1, 0.03% 8/7/15, LOC PNC Bank NA, VRDN (c)	8,100,000	8,100,000
Series 2003 B3, 0.01% 8/3/15, LOC Wells Fargo Bank NA, VRDN (c)	3,500,000	3,500,000
Series 2005 B3, 0.02% 8/7/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (c)	7,700,000	7,700,000
Util. Debt Securitization Auth. Participating VRDN Series RBC O 74, 0.02% 8/7/15 (Liquidity Facility Royal Bank of Canada) (c)(f)	1,100,000	1,100,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York - continued
Westchester County Indl. Agcy. Rev. Series 2001, 0.23% 8/7/15, LOC RBS Citizens NA, VRDN (c)	$ 1,000,000	$ 1,000,000
Yonkers Indl. Dev. Agcy. Civic Facility Rev. (Consumers Union of United States, Inc. Proj.) Series 2005, 0.01% 8/7/15, LOC JPMorgan Chase Bank, VRDN (c)	4,850,000	4,850,000
		537,929,993
New York And New Jersey - 2.0%
Port Auth. of New York & New Jersey:
Participating VRDN:
Series BC 11 17B, 0.06% 8/7/15 (Liquidity Facility Barclays Bank PLC) (a)(c)(f)	2,150,000	2,150,000
Series ROC II R 11439, 0.03% 8/7/15 (Liquidity Facility Citibank NA) (c)(f)	7,200,000	7,200,000
Series ROC II R 14077, 0.03% 8/7/15 (Liquidity Facility Citibank NA) (c)(f)	2,585,000	2,585,000
Series 1997 1, 0.07% 8/31/15, VRDN (c)(g)	1,500,000	1,500,000
Series 1997 2, 0.07% 8/31/15, VRDN (c)(g)	3,800,000	3,800,000
		17,235,000
Rhode Island - 0.3%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2007, 0.12% 8/7/15, LOC Bank of America NA, VRDN (c)	2,790,000	2,790,000
Texas - 0.3%
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 0.13% 8/3/15, VRDN (c)	300,000	300,000
Series 2010 B, 0.13% 8/3/15, VRDN (c)	400,000	400,000
Series 2010 C, 0.13% 8/3/15, VRDN (c)	2,000,000	2,000,000
		2,700,000
TOTAL VARIABLE RATE DEMAND NOTE (Cost $571,304,993)		571,304,993
Other Municipal Debt - 30.0%

Georgia - 0.4%
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds Series 2010 A1, 0.08%, tender 10/1/15 (Liquidity Facility Royal Bank of Canada) (c)	3,200,000	3,200,000
Other Municipal Debt - continued
	Principal Amount	Value
Massachusetts - 0.5%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1992:
0.4% tender 8/26/15, CP mode	$ 1,600,000	$ 1,600,000
0.42% tender 8/19/15, CP mode	2,500,000	2,500,000
		4,100,000
New York - 28.6%
Albany Gen. Oblig. BAN 2% 7/1/16	6,225,299	6,317,208
Amherst Central School District BAN Series 2015, 2% 6/23/16	3,300,000	3,347,557
Baldwinsville Central School District BAN Series 2015, 2% 7/15/16	1,700,000	1,724,510
Bellmore-Merrick Central School District BAN Series 2015, 2% 7/22/16	2,600,000	2,634,158
Bethlehem Central School District BAN Series 2015, 1.5% 6/16/16	2,800,000	2,827,543
Clarence Central School District BAN Series 2015, 2% 7/14/16	1,017,500	1,032,033
Clarkstown Central School District BAN 1.25% 11/20/15	1,000,000	1,003,093
East Greenbush Central School District BAN:
Series 2015, 1.2% 2/12/16	1,700,000	1,709,001
1.25% 2/12/16	1,400,000	1,407,988
East Syracuse-Minoa Central School District BAN 1.5% 10/9/15	1,400,000	1,403,218
Hampton Bays Union Free School District TAN 2% 6/20/16	1,500,000	1,521,269
Hilton Central School District BAN Series 2015, 1% 6/24/16	2,500,000	2,507,210
JPMorgan Chase Bonds Series Putters 4410, 0.1%, tender 9/17/15 (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	11,745,000	11,745,000
Mount Sinai Union Free School District TAN Series 2015, 2% 6/30/16	1,200,000	1,216,444
New York City Gen. Oblig. Bonds:
Series 2005 G, 5% 8/1/15	1,000,000	1,000,000
Series 2009 A1, 4% 8/15/15	1,205,000	1,206,755
Series 2010 C, 5% 8/1/15	1,155,000	1,155,000
Series 2010 E, 5% 8/1/15	3,435,000	3,435,000
Series 2011 A, 5% 8/1/15	1,500,000	1,500,000
Series 2011 B, 5% 8/1/15	1,000,000	1,000,000
Series 2013 B, 5% 8/1/15	2,000,000	2,000,000
Series 2013 F, 2% 8/1/15	1,000,000	1,000,000
Series 2015 D, 1% 8/1/15	800,000	800,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 1E:
0.07% 8/3/15, CP	2,800,000	2,800,000
Other Municipal Debt - continued
	Principal Amount	Value
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.: - continued
Series 1E:
0.08% 9/3/15, CP	$ 2,800,000	$ 2,800,000
0.08% 9/9/15, CP	2,900,000	2,900,000
0.1% 9/1/15, CP	8,500,000	8,500,000
Series 7:
0.09% 2/29/16, CP	5,600,000	5,600,000
0.09% 3/11/16, CP	4,800,000	4,800,000
Series 8:
0.09% 3/4/16, CP	7,200,000	7,200,000
0.09% 3/11/16, CP	4,800,000	4,800,000
New York City Transitional Fin. Auth. Rev. Bonds:
Series 2010 D:
5% 11/1/15	395,000	399,770
5% 11/1/15 (Escrowed to Maturity)	50,000	50,604
Series 2011 C, 5% 11/1/15 (Escrowed to Maturity)	1,365,000	1,381,742
Series 2011 E, 5% 11/1/15	1,835,000	1,856,984
Series 2012 A, 5% 11/1/15	1,295,000	1,310,676
Series 2012 E1, 3% 2/1/16 (Escrowed to Maturity)	3,165,000	3,208,946
Series 2014 A1, 3% 11/1/15	5,300,000	5,338,091
Series 2014 B, 5% 11/1/15 (Escrowed to Maturity)	1,400,000	1,417,035
New York City Trust For Cultural Bonds 0.03%, tender 12/4/15 (c)	2,100,000	2,100,000
New York City Trust For Cultural Rev. Bonds Series 2014 B1, 0.03%, tender 2/26/16 (c)	2,300,000	2,300,000
New York Dorm. Auth. Personal Income Tax Rev. Bonds:
Series 2014 C, 4% 3/15/16	3,700,000	3,787,370
Series 2014 E, 3% 2/15/16	3,100,000	3,147,258
New York Dorm. Auth. Revs. Series 1998:
0.07% 8/6/15, CP	2,700,000	2,700,000
0.12% 10/6/15, CP	5,000,000	5,000,000
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Bonds Series 2006 B, 5% 11/15/15	2,040,000	2,068,304
New York Metropolitan Trans. Auth. Rev.:
Series 2A:
0.07% 9/10/15, LOC TD Banknorth, NA, CP	4,700,000	4,700,000
0.08% 9/9/15, LOC TD Banknorth, NA, CP	1,900,000	1,900,000
Series 2B:
0.09% 9/1/15, LOC Barclays Bank PLC, CP	5,510,000	5,510,000
0.09% 9/10/15, LOC Barclays Bank PLC, CP	8,600,000	8,600,000
0.12% 8/7/15, LOC Barclays Bank PLC, CP	2,900,000	2,900,000
Other Municipal Debt - continued
	Principal Amount	Value
New York - continued
New York Metropolitan Trans. Auth. Rev.: - continued
Series 2D:
0.06% 9/11/15, LOC Citibank NA, CP	$ 8,600,000	$ 8,600,000
0.07% 8/13/15, LOC Citibank NA, CP	8,700,000	8,700,000
New York Pwr. Auth.:
Series 1:
0.06% 9/3/15, CP	1,100,000	1,100,000
0.06% 10/7/15, CP	3,700,000	3,700,000
0.06% 10/7/15, CP	1,400,000	1,400,000
0.08% 10/1/15, CP	1,400,000	1,400,000
0.08% 10/1/15, CP	1,400,000	1,400,000
0.09% 8/7/15, CP	2,600,000	2,600,000
0.09% 2/29/16, CP	7,000,000	7,000,000
0.1% 10/6/15, CP	6,013,000	6,013,000
Series 2:
0.05% 8/17/15, CP	1,800,000	1,800,000
0.06% 10/5/15, CP	2,100,000	2,100,000
0.07% 8/10/15, CP	2,000,000	2,000,000
0.07% 10/7/15, CP	1,400,000	1,400,000
0.08% 8/10/15, CP	1,600,000	1,600,000
0.1% 10/8/15, CP	4,100,000	4,100,000
0.1% 10/8/15, CP	1,000,000	1,000,000
0.11% 10/5/15, CP	1,400,000	1,400,000
New York Sales Tax Asset Receivables Corp. Bonds Series 2015 A, 5% 10/15/15	6,300,000	6,363,241
New York State Envir. Facilities Corp. Rev. Bonds Series 2010 C, 5% 10/15/15	1,000,000	1,009,949
New York State Gen. Oblig. Bonds:
Series 2015 A, 4% 3/15/16	700,000	716,469
Series 2015 C, 5% 10/15/15	1,200,000	1,211,957
New York Thruway Auth. Personal Income Tax Rev. Bonds Series 2007 A, 5% 3/15/16	1,300,000	1,338,123
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Bonds Series 2008 B, 5% 4/1/16	1,120,000	1,155,178
New York Urban Dev. Corp. Rev. Bonds:
Series 2009 A1, 5% 12/15/15	1,000,000	1,017,793
Series 2010 A, 5% 3/15/16	500,000	514,481
Pittsford Central School District BAN 1.25% 2/12/16	2,600,000	2,614,835
Port Auth. of New York & New Jersey Bonds 5% 12/1/15	1,130,000	1,148,125
Port Washington Union Free School District TAN 2% 6/21/16 (b)	2,200,000	2,232,428
Rochester Gen. Oblig. Bonds Series 2015 I, 4% 8/1/16 (b)	1,000,000	1,035,190
Other Municipal Debt - continued
	Principal Amount	Value
New York - continued
Sag Hbr. Union Free School District BAN 1.25% 2/26/16	$ 300,000	$ 301,539
Schenectady County Gen. Oblig. BAN 0.3% 2/17/16	5,600,000	5,600,000
Three Village Central School District BAN 1.25% 8/28/15	1,100,000	1,100,893
Victor Central School District BAN 1.25% 9/25/15	2,988,203	2,992,962
West Babylon Union Free School District BAN 2% 8/5/16 (b)	600,000	608,652
West Seneca BAN 2% 7/28/16	4,200,000	4,264,412
		245,108,994
New York And New Jersey - 0.5%
Port Auth. of New York & New Jersey:
Bonds:
Series 148, 5% 8/15/15	1,100,000	1,102,033
4% 12/1/15	1,355,000	1,372,285
Series B, 0.06% 8/20/15, CP	2,400,000	2,400,000
		4,874,318
TOTAL OTHER MUNICIPAL DEBT (Cost $257,283,312)		257,283,312
Investment Company - 3.6%
	Shares
Fidelity Tax-Free Cash Central Fund, 0.02% (d)(e) (Cost $31,129,000)	31,129,000	31,129,000
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $859,717,305)		859,717,305
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(2,409,373)
NET ASSETS - 100%		$ 857,307,932
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
TAN	-	TAX ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,150,000 or 0.3% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f) Provides evidence of ownership in one or more underlying municipal bonds.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $17,045,000 or 2.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
JPMorgan Chase Bonds Series Putters 4410, 0.1%, tender 9/17/15 (Liquidity Facility JPMorgan Chase Bank)	10/31/13 - 3/12/15	$ 11,745,000
Port Auth. of New York & New Jersey Series 1997 1, 0.07% 8/31/15, VRDN	10/14/14 - 5/8/15	$ 1,500,000
Port Auth. of New York & New Jersey Series 1997 2, 0.07% 8/31/15, VRDN	1/3/13 - 9/12/14	$ 3,800,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Tax-Free Cash Central Fund	$ 4,996
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

July 31, 2015 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $828,588,305)	$ 828,588,305
Fidelity Central Funds (cost $31,129,000)	31,129,000
Total Investments (cost $859,717,305)		$ 859,717,305
Cash		1,002,093
Receivable for fund shares sold		75,614
Interest receivable		1,007,786
Distributions receivable from Fidelity Central Funds		811
Receivable from investment adviser for expense reductions		21,320
Other receivables		1,867
Total assets		861,826,796

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 3,876,270
Payable for fund shares redeemed	575,425
Distributions payable	1,342
Accrued management fee	65,431
Other affiliated payables	396
Total liabilities		4,518,864

Net Assets		$ 857,307,932
Net Assets consist of:
Paid in capital		$ 857,249,082
Distributions in excess of net investment income		(115)
Accumulated undistributed net realized gain (loss) on investments		58,965
Net Assets		$ 857,307,932

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

July 31, 2015 (Unaudited)

New York AMT Tax-Free Money Market:
Net Asset Value, offering price and redemption price per share ($304,918,231 ÷ 304,478,612 shares)	$ 1.00

Institutional Class:
Net Asset Value, offering price and redemption price per share ($552,143,874 ÷ 551,548,863 shares)	$ 1.00

Service Class:
Net Asset Value, offering price and redemption price per share ($245,827 ÷ 245,567 shares)	$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended July 31, 2015 (Unaudited)

Investment Income
Interest		$ 344,907
Income from Fidelity Central Funds		4,996
Total income		349,903

Expenses
Management fee	$ 871,948
Transfer agent fees	296,604
Distribution and service plan fees	297
Independent trustees' compensation	1,762
Total expenses before reductions	1,170,611
Expense reductions	(863,827)	306,784
Net investment income (loss)		43,119
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		58,965
Net increase in net assets resulting from operations		$ 102,084

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended July 31, 2015 (Unaudited)	Year ended January 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 43,119	$ 89,364
Net realized gain (loss)	58,965	25,116
Net increase in net assets resulting from operations	102,084	114,480
Distributions to shareholders from net investment income	(43,234)	(89,332)
Distributions to shareholders from net realized gain	-	(456,585)
Total distributions	(43,234)	(545,917)
Share transactions - net increase (decrease)	(20,839,388)	(69,398,521)
Total increase (decrease) in net assets	(20,780,538)	(69,829,958)

Net Assets
Beginning of period	878,088,470	947,918,428
End of period (including distributions in excess of net investment income of $115 and undistributed net investment income of $0, respectively)	$ 857,307,932	$ 878,088,470

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - New York AMT Tax-Free Money Market

	Six months ended July 31, 2015	Years ended January 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss) F	-	-	-	-	-	-
Net realized and unrealized gain (loss) F	-	-	-	-	-	-
Total from investment operations F	-	-	-	-	-	-
Distributions from net investment income F	-	-	-	-	-	-
Distributions from net realized gain	-	- F	- F	- F	- F	- F
Total distributions F	-	-	-	-	-	-
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB, C	.00%	.06%	.02%	.02%	.02%	.02%
Ratios to Average Net Assets D, E
Expenses before reductions	.30%A	.30%	.30%	.30%	.30%	.30%
Expenses net of fee waivers, if any	.07%A	.08%	.13%	.20%	.20%	.29%
Expenses net of all reductions	.07%A	.08%	.13%	.20%	.20%	.29%
Net investment income (loss)	.01%A	.01%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$ 304,918	$ 317,821	$ 351,728	$ 384,955	$ 461,901	$ 537,828

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended July 31, 2015	Years ended January 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- F	- F	- F	- F	- F	.001
Net realized and unrealized gain (loss) F	-	-	-	-	-	-
Total from investment operations	- F	- F	- F	- F	- F	.001
Distributions from net investment income	- F	- F	- F	- F	- F	(.001)
Distributions from net realized gain	-	- F	- F	- F	- F	- F
Total distributions	- F	- F	- F	- F	- F	(.001)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB, C	.00%	.06%	.02%	.02%	.04%	.11%
Ratios to Average Net Assets D, E
Expenses before reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.07%A	.08%	.13%	.19%	.18%	.20%
Expenses net of all reductions	.07%A	.08%	.13%	.19%	.18%	.20%
Net investment income (loss)	.01%A	.01%	.01%	.01%	.04%	.11%
Supplemental Data
Net assets, end of period (000 omitted)	$ 552,144	$ 559,878	$ 594,796	$ 691,245	$ 870,920	$ 1,133,818

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class

	Six months ended July 31, 2015	Years ended January 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss) F	-	-	-	-	-	-
Net realized and unrealized gain (loss) F	-	-	-	-	-	-
Total from investment operations F	-	-	-	-	-	-
Distributions from net investment income F	-	-	-	-	-	-
Distributions from net realized gain	-	- F	- F	- F	- F	- F
Total distributions F	-	-	-	-	-	-
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB, C	.00%	.06%	.02%	.02%	.02%	.01%
Ratios to Average Net Assets D, E
Expenses before reductions	.50%A	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.07%A	.08%	.13%	.19%	.20%	.29%
Expenses net of all reductions	.07%A	.08%	.13%	.19%	.20%	.29%
Net investment income (loss)	.01%A	.01%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$ 246	$ 389	$ 1,394	$ 1,763	$ 1,263	$ 3,064

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended July 31, 2015 (Unaudited)

1. Organization.

Fidelity® New York AMT Tax-Free Money Market Fund (the Fund) is a fund of Fidelity New York Municipal Trust II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund offers New York AMT Tax-Free Money Market, Institutional Class and Service Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund may be affected by economic and political developments in the state of New York.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative

Semiannual Report

3. Significant Accounting Policies - continued

Class Allocations and Expenses - continued

net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ -
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation) on securities	$ -

Tax cost	$ 859,717,305

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Rule Issuance. In July 2014, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-9616, Money Market Fund Reform; Amendments to Form PF, which amends the rules governing money market funds. The final amendments impose different implementation dates for the changes that certain money market funds will need to make. Management is currently evaluating the implication of these amendments and their impact of the Final Rule to the Fund's financial statements and related disclosures.

4. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .20% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

In addition, under the expense contract, the investment adviser pays class-level expenses for New York AMT Tax-Free Money Market so that the total expenses do not exceed .35%, expressed as a percentage of class average net assets, with certain exceptions such as interest expense.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Service Class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Service Class	.25%	$ 297	$ -

During the period, the investment adviser or its affiliates waived a portion of these fees.

Transfer Agent Fees. Pursuant to the transfer agent contract approved by the Board of Trustees effective May 1, 2015, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives asset-based fees with respect to each account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Each class, with the exception of New York AMT Tax-Free Money Market, pays a transfer agent fee equal to an annual rate of .05% of class-level average net assets. New York AMT Tax-Free Money Market pays a transfer agent fee equal to an annual rate of .10% of class-level average net assets. For the period, transfer agent fees for each class were as follows:

Amount
New York AMT Tax-Free Money Market	$ 156,189
Institutional Class	140,355
Service Class	60
$ 296,604

During the period, the investment adviser or its affiliates waived a portion of these fees.

Prior to May 1, 2015, Citibank, N.A. was the transfer, dividend disbursing and shareholder servicing agent for the Fund. Prior to May 8, 2015, Citibank, N.A. was the custodian for the Fund.

5. Expense Reductions.

The investment adviser contractually agreed to reimburse Institutional Class and Service Class to the extent annual operating expenses, expressed as a percentage of each class' average net assets, exceed .20% and .45%, respectively. Some expenses, for example

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Expense Reductions - continued

interest expense, are excluded from this reimbursement. During the period, this reimbursement reduced Institutional Class and Service Class expenses by $144,958 and $64, respectively.

Additionally, the investment adviser or its affiliates voluntarily agreed to waive certain fees in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by the investment adviser at any time. For the period, the amount of the waiver for each class was as follows:

Fidelity New York AMT Tax-Free Money Market Fund	$ 358,218
Institutional Class	357,957
Service Class	447

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $2,183.

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended July 31, 2015	Year ended January 31, 2015
From net investment income
New York AMT Tax-Free Money Market	$ 15,433	$ 33,203
Institutional Class	27,789	56,069
Service Class	12	60
Total	$ 43,234	$ 89,332
From net realized gain
New York AMT Tax-Free Money Market	$ -	$ 169,982
Institutional Class	-	286,467
Service Class	-	136
Total	$ -	$ 456,585

Semiannual Report

7. Share Transactions.

Share transactions for each class of shares at a $1.00 per share were as follows and may contain automatic conversions between classes or exchanges between funds:

	Six months ended July 31, 2015	Year ended January 31, 2015
New York AMT Tax-Free Money Market Shares sold	35,866,894	59,261,500
Reinvestment of distributions	13,614	178,993
Shares redeemed	(48,797,646)	(93,169,516)
Net increase (decrease)	(12,917,138)	(33,729,023)
Institutional Class Shares sold	27,247,561	104,709,800
Reinvestment of distributions	21,800	286,048
Shares redeemed	(35,048,137)	(139,662,542)
Net increase (decrease)	(7,778,776)	(34,666,694)
Service Class Shares sold	418,549	831,138
Reinvestment of distributions	12	203
Shares redeemed	(562,035)	(1,834,145)
Net increase (decrease)	(143,474)	(1,002,804)

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

FMR Investment Management (U.K.)
Limited

Fidelity Management and Research
(Hong Kong) Limited

Fidelity Management and Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank,

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

NYS-SANN-0915
1.536272.118

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity New York Municipal Trust II's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity New York Municipal Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity New York Municipal Trust II

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	September 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	September 25, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	September 25, 2015